Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Operating Expenses

		2017	2016	2015
	Note	Million	Million	Million

Maintenance		55,737	53,852	53,991
Impairment loss of doubtful accounts		3,392	3,734	4,839
Write-down of inventories		297	282	272
Amortization of other intangible assets		515	499	274
Operating lease charges
- land and buildings		11,453	11,628	13,447
- others	(i)	3,698	4,248	6,186
Loss/(gain) on disposal of property, plant and equipment		8	(180)	(4)
Write-off and impairment of property, plant and equipment (note 14)		12,593	7,216	7,614
Power and utilities expenses		30,518	29,461	27,134
Operation support and research and development expenses	(ii)	38,016	32,296	27,209
Auditors’ remuneration
- audit services	(iii)	107	103	97
- tax services		3	1	1
- other services		12	9	4
Others	(iv)	25,894	23,924	21,229

		182,243	167,073	162,293

Note:

(i)	Other operating lease charges represent the operating lease charges for motor vehicles, computer and other office equipment.
(ii)	Operation support and research and development expenses mainly include support expenses for new business operation, research and development cost for new technology evolution, amortization of testing equipment, and other related costs.
(iii)	Audit services include reporting on the Group’s internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act of the United States of America with the service fee amount of RMB22,000,000 (2016: RMB22,000,000; 2015: RMB20,000,000).
(iv)	Others consist of administrative expenses, property management expenses, taxes and surcharges, and other miscellaneous expenses.